Income Taxes - Significant Components of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-Current Deferred Tax Assets:
Federal and state net operating loss carryforwards	$ 28,532	$ 25,486
Research and other credits	2,037	1,807
Reserves and accruals	52	145
Assets held for sale	15	17
Fixed assets	67
Capital loss carryover	425	459
Stock based compensation	70	36
Other deferred tax assets	542
Gross non-current deferred tax assets	31,740	27,950
Intangible Assets	(4,062)	(4,414)
Fixed Assets		(3)
Total non-current deferred tax liabilities	(4,062)	(4,417)
Total deferred tax assets	27,678	23,533
Valuation allowance	$ (27,678)	$ (23,533)